Schedule of share options activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Options outstanding at December 31, 2025	3,917,744
Share options [member]
IfrsStatementLineItems [Line Items]
Options outstanding at December 31, 2024	14,520,001	11,383,334
Options granted	2,564,663	3,803,334
Options expired	(66,666)	(666,667)
Options exercised	(8,054,911)
Options forfeited upon cashless exercise	(1,831,775)
Options outstanding at December 31, 2025	7,131,312	14,520,001